Financial Instruments (Details 5) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Financial instruments not measured at fair value on a recurring basis
Accrued liabilities	$ 29,203	$ 30,911
Non-recurring basis | Total
Financial instruments not measured at fair value on a recurring basis
Receivable from ZIM	25,765	25,765
Long-term debt, including current portion	3,038,280	3,114,101
Vendor financing, including current portion	93,438	121,552
Accrued liabilities	29,203	30,911
Non-recurring basis | (Level II)
Financial instruments not measured at fair value on a recurring basis
Receivable from ZIM	25,765	25,765
Long-term debt, including current portion	3,038,280	3,114,101
Vendor financing, including current portion	93,438	121,552
Accrued liabilities	$ 29,203	$ 30,911